Related Party Transactions (Details)			3 Months Ended		12 Months Ended
	Dec. 31, 2024 USD ($)	Aug. 27, 2024 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 24, 2024	Sep. 30, 2024 USD ($)
Related Party Transactions [Line Items]
Number of operating lease			1		1
Revenues			$ 8,783,695	$ 20,142,156	$ 73,244,083	$ 109,691,001
Accounts Receivable								$ 1,820,365
Lease payment					3,000,000
Outstanding indebtedness	$ 10,000,000				10,000,000
Unrecorded liability	27,600,000		8,300,000		27,600,000
Accounts receivable, after allowance for credit loss	1,165,336		4,703,905		1,165,336	862,580
Operating lease right of use asset	1,268,139		1,087,496		1,268,139	1,135,668
Operating lease liability	1,382,814		1,217,963		1,382,814
Increase (Decrease) in Due to Related Parties			$ (2,000)	(1,054,263)	(1,158,848)	1,160,848
Business loan agreement		$ 10,000,000
Outstanding balance					$ 3,460,840
Heliogen, Inc. [Member]
Related Party Transactions [Line Items]
Number of operating lease			1		1
Operating lease cost					$ 2,738,000	2,759,000
Revenues				1,528,000	23,224,000	4,445,000
Lease payment			441,000	690,000	2,819,000	2,717,000
Unrecorded liability	5,478,000				5,478,000	7,403,000
Operating lease right of use asset	2,831,000		146,000		2,831,000	13,909,000
Operating lease liability	4,864,000		1,704,000		4,864,000
Related Party [Member]
Related Party Transactions [Line Items]
Operating lease cost					15,009	28,880
Note receivable – related party			3,037,656
Unrecorded liability	27,600,000				27,600,000
Accounts receivable, after allowance for credit loss	191,662				191,662	396,488
Operating lease right of use asset	0				0	75,378
Operating lease liability	0				0	58,134
Accrued expenses	$ 3,359,101				3,359,101	2,415,966
Increase (Decrease) in Due to Related Parties					2,000	1,160,848
Solar Leasing [Member]
Related Party Transactions [Line Items]
Revenues					22,156,018	15,464,852
Net of financing fees					8,246,532	6,851,232
Related Party [Member]
Related Party Transactions [Line Items]
Number of operating lease	1
Operating lease cost			0	7,464
Revenues			2,567,304	8,812,769	22,156,018	15,464,852
Accounts Receivable	$ 191,662		286,103		191,662
Accounts receivable	0		545,805		0
Accrued expenses	3,359,101		2,320,129		3,359,101
Contract liabilities	2,000		0		2,000	1,160,848
Lease payment	3,000,000
Outstanding indebtedness	10,000,000				10,000,000
Interest income			37,656
Note receivable – related party	3,000,000		3,000,000		3,000,000
Unrecorded liability			48,800,000
Convertible debt	3,000,000				3,000,000
Solar Leasing [Member]
Related Party Transactions [Line Items]
Revenues			2,567,304	8,812,769
Net of financing fees			$ 974,833	$ 3,856,219
NantG Power, LLC [Member] | Related Party [Member] | Heliogen, Inc. [Member]
Related Party Transactions [Line Items]
Revenues					200,000	100,000
Accounts receivable, after allowance for credit loss						$ 100,000
LHX Intermediate, LLC [Member] | Class A Common Stock [Member]
Related Party Transactions [Line Items]
Ownership percentage							14.10%